6. Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Cost Method Investments	The components of investments are summarized as follows:
	September 30, 2020	December 31, 2019
Investment in Edyza	$1,710,358	$1,710,358
Investment in TGH	–	310,000
	$1,710,358	$2,020,358

The changes in the components of the Investments for the years ended December 31, 2019 and 2018 are summarized as follows:

	Year Ended December 31, 2019
	Edyza	TGH	Total
Beginning Balances as of 1/1/2019	$812,883	$448,766	$1,261,649
Purchase of additional shares under SPOA	897,475	–	897,475
Initial purchase of Membership interest	–	367,000	367,000
Additional Membership interest purchased with first option	–	–	–
Impairment of investment	–	(505,766)	(505,766)
Legal fees	–	–	–
Ending Balances as of 12/31/2019	$1,710,358	$310,000	$2,020,358

	Year Ended December 31, 2018
	Edyza	TGH	Total
Beginning Balances as of 1/1/2018	$400,000	$–	$400,000
Purchase of additional shares under SPOA, including $75,000 reflected in Accrued Expenses	400,000	–	400,000
Initial purchase of Membership Interest	–	125,000	125,000
Additional Membership interest purchased with first option	–	150,000	150,000
Additional Membership interest purchased with second option	–	158,000	158,000
Legal fees	12,883	15,766	28,649
Ending Balances as of 12/31/2018	$812,883	$448,766	$1,261,649